SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
In July 2020, the Company entered into a senior secured term loan facility with a number of banks in an amount of up to $328.6 million to refinance an existing loan facility maturing in December 2020. The new facility matures in February 2023, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 18 years counting as from delivery date from yard. The facility was fully drawn down in July 2020 and $300.1 million of the refinanced facility has been recorded as long-term debt as of June 30, 2020.

In August 2020, the Company obtained a financing commitment for a senior secured term loan facility in an amount of up to $133.7 million from CEXIM and Sinosure to partially finance the remaining cost of $161.1 million for four LR2 tankers under construction. The facility will have a tenor of 12 years, carry an interest rate of LIBOR plus a margin in line with the Company's other loan facilities and will have an amortization profile of 17 years. The facility is subject to final documentation.

In August 2020, the Company declared a cash dividend of $0.50 per share for the second quarter of 2020.